Pension and Postretirement Benefits - Obligations and Funded Status (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Change in plan assets:
Fair value of plan assets at beginning of year	$ 532,403
Fair value of plan assets at end of year	517,213	$ 532,403
Amounts recognized in balance sheet consist of:
Pension liability	(19,471)	(24,066)
Domestic Plans [Member]
Change in benefit obligation:
Benefit obligation at beginning of year	519,199	556,632
Interest cost	21,102	21,613	$ 26,972
Actuarial loss (gain)	2,641	(21,754)
Benefits paid	(37,586)	(37,292)
Benefit obligation at end of year	505,356	519,199	556,632
Change in plan assets:
Fair value of plan assets at beginning of year	494,146	551,821
Actual return on plan assets	26,891	(21,889)
Company contributions	1,510	1,506
Benefits paid	(37,586)	(37,292)
Fair value of plan assets at end of year	484,961	494,146	551,821
Funded status	(20,395)	(25,053)
Amounts recognized in balance sheet consist of:
Accrued pension liability—current	(1,382)	(1,409)
Pension liability	(19,013)	(23,644)
Accrued benefit liability	(20,395)	(25,053)
Net (Liability) Asset	(20,395)	(25,053)
Plans with accumulated benefit obligation in excess of plan assets
Projected benefit obligation	505,356	519,199
Accumulated benefit obligation	505,356	519,199
Fair value of plan assets	484,961	494,146
TCN Plan [Member]
Change in benefit obligation:
Benefit obligation at beginning of year	38,265	43,985
Interest cost	1,351	1,626	1,900
Actuarial loss (gain)	(3,172)	(4,095)
Benefits paid	(5,227)	(3,251)
Benefit obligation at end of year	31,217	38,265	43,985
Change in plan assets:
Fair value of plan assets at beginning of year	38,257	42,106
Actual return on plan assets	(778)	(598)
Benefits paid	(5,227)	(3,251)
Fair value of plan assets at end of year	32,252	38,257	$ 42,106
Funded status	1,035	(8)
Amounts recognized in balance sheet consist of:
Other Assets	1,035
Pension liability		(8)
Accrued benefit liability		(8)
Net (Liability) Asset	1,035	(8)
Plans with accumulated benefit obligation in excess of plan assets
Projected benefit obligation	31,217	38,265
Accumulated benefit obligation	31,217	38,265
Fair value of plan assets	$ 32,252	$ 38,257